UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton

Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway,

San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle,

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/16

Item 1.	Reports to Stockholders.

Semiannual Report June 30, 2016

Franklin Templeton

Variable Insurance Products Trust

Franklin Templeton Variable Insurance

Products Trust Semiannual Report

Table of Contents

Important Notes to Performance Information	i

Fund Summaries
Franklin VolSmart Allocation VIP Fund	FVA-1
*Prospectus Supplement	FVA-6
Index Descriptions	I-1
Shareholder Information	SI-1

*Not part of the semiannual report. Retain for your records.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

MASTER CLASS – 5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Important Notes to

Performance Information

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

Semiannual Report	i

Franklin VolSmart Allocation VIP Fund

This semiannual report for Franklin VolSmart Allocation VIP Fund covers the period ended June 30, 2016.

Class 5 Performance Summary as of June 30, 2016

The Fund’s Class 5 shares delivered a +2.33% total return* for the six-month period ended June 30, 2016.

*Prior to 5/1/15, the Fund followed different investment strategies, had different subadvisory arrangements, allocated its core portfolio differently, had a different current target volatility goal and made different use of derivative instruments. As a result, the Fund generally held different investments and had a different investment profile. The Fund has an expense reduction contractually guaranteed through at least 7/25/17 and a fee waiver associated with any investment in a Franklin Templeton money fund and/or Franklin Templeton Fund, as applicable, contractually guaranteed through at least the Fund’s current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.

Performance reflects the Fund’s Class 5 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Semiannual Report	FVA-1

FRANKLIN VOLSMART ALLOCATION VIP FUND

Fund Goals and Main Investments

The Fund seeks total return (including income and capital gains) while seeking to manage volatility.

Fund Risks

All investments involve risks, including possible loss of principal. There can be no guarantee that the Fund will stay within its target volatility. Also, the managed volatility and tail risk protection strategies could negatively impact the Fund’s return and expose the Fund to additional costs. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Derivatives involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform. Because the Fund allocates assets to a variety of investment strategies, ETFs and other mutual funds, which involve certain risks, it may be subject to those same risks. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. For comparison, the Fund’s benchmarks, the Standard & Poor’s® 500 Index (S&P 500®) returned +3.84%, and the Barclays U.S. Aggregate Bond Index had a +5.31% total return for the period under review.1 The Fund’s blended benchmark, a combination of leading stock and bond indexes that better reflects the asset allocation of the Fund’s portfolio, returned +4.05% for the same period.2 Prior to May 1, 2015, the Fund followed different investment strategies, had different subadvisory arrangements, allocated its core portfolio differently, had a different current target volatility goal and made different use of derivative instruments. As a result, the Fund generally held different investments and had a different investment profile.

Economic and Market Overview

The U.S. economy grew moderately, as measured by gross domestic product in 2016’s first and second quarters, driven by consumer spending and exports. A decline in private inventory investment and nonresidential fixed investment contributed to the moderation. Although the unemployment rate rose from 4.7% in May to 4.9% in June, the increase was due to additional people entering the labor force, and for the entire period under review, unemployment declined slightly.3 Home sales and prices rose amid relatively low mortgage rates. Monthly retail sales grew during most of the review period, and rose to the highest level in April in more than a year, due to a broad-based increase across most retail categories. Inflation, as measured by the Consumer Price Index, remained subdued overall even though it spiked to the highest level in three years in April mainly due to a rebound in energy prices.

After raising its target range for the federal funds rate to 0.25%–0.50% at its December meeting, the Federal Reserve (Fed) maintained the rate through period-end. Although the Fed hinted at an interest rate hike in June, subsequent reports showed job additions slowed substantially in May. Consequently, at its June meeting, the Fed kept the federal funds rate unchanged, and indicated that in determining the timing and size of future adjustments to the target range, it will assess realized and expected economic conditions relative to its objectives of maximum employment and 2.00% inflation. The Fed expects economic conditions to evolve in a manner that could warrant only gradual increases in the federal funds rate.

The 10-year Treasury yield, which moves inversely to price, declined during the period. It declined from 2.27% on December 31, 2015, and remained relatively low through period-end, reflecting investors’ concerns about global economic uncertainty. Negative interest rates in Japan and Europe, and central banks’ purchases of government bonds, also put downward pressure on U.S. yields. It touched a period low of 1.46% on June 27, 2016, and ended the period at 1.49%, after the Fed kept short-term interest rates unchanged and fears of Britain’s exit from the European Union, also known as the “Brexit,” boosted safe-haven buying by investors.

1. Source: Morningstar.

2. The Fund’s blended benchmark was calculated internally and rebalanced monthly and was composed of 60% S&P 500, 30% Barclays U.S. Aggregate Bond Index and 10% Barclays 1-3 Month U.S. Treasury Bill Index.

One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

FVA-2	Semiannual Report

FRANKLIN VOLSMART ALLOCATION VIP FUND

Investment Strategy

Under normal market conditions, the Fund seeks to achieve its investment goal by allocating its assets across certain asset classes, sectors and strategies in an attempt to produce a diversified portfolio that will generate returns while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year. (Volatility within the 10% target is referred to as “Target Volatility.”) The Fund’s assets are primarily invested in its “core portfolio,” which is principally composed of various U.S. equity and fixed income investments and strategies.

In addition, the Fund employs a volatility management strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the Fund’s Target Volatility. Thus, the Fund may utilize certain derivative instruments (such as futures contracts on indexes) to adjust the Fund’s expected volatility to within the Target Volatility. There is no guarantee that the Fund will stay within its Target Volatility. The Fund also employs a “tail risk protection strategy,” designed to protect the Fund from risks related to extreme short-term market downturns (tail risk). Thus, the Fund may utilize certain derivatives (such as total return swap agreements) to hedge the tail risk of the Fund. There is no guarantee that the Fund’s volatility management or tail risk protection strategies will be successful.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What is a total return swap agreement?

A swap agreement, such as an equity total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in rates of return, that would have been earned or realized if a notional amount were invested in specific instruments.

Manager’s Discussion

At the end of the six-month period, at the asset allocation level, the Fund held approximately 68% in equities, 27% in fixed income, 6.0% in cash and -1.0% in hedges.

Equities

U.S. equities posted a modest gain for the review period, while European and Asian stock markets generally declined. As a result, relative to the Fund’s equity benchmark, the Fund’s

Portfolio Breakdown*
6/30/16
% of Total Net Assets
Stocks	50.4%
Capital Goods	9.6%
Health Care Equipment & Services	6.4%
Materials	5.7%
Energy	4.0%
Food, Beverage & Tobacco	3.6%
Pharmaceuticals, Biotechnology & Life Sciences	3.0%
Software & Services	2.9%
Food & Staples Retailing	2.4%
Retailing	2.4%
Semiconductors & Semiconductor Equipment	2.0%
Household & Personal Products	1.9%
Automobiles & Components	1.3%
Consumer Services	1.2%
Consumer Durables & Apparel	1.0%
Commercial & Professional Services	0.9%
Insurance	0.8%
Transportation	0.7%
Media	0.5%
Diversified Financials	0.1%
Underlying Funds - Equity	17.6%
Franklin DynaTech Fund — Class R6	11.9%
Franklin Income Fund — Class R6	5.7%
Underlying Funds - Fixed Income	27.3%
Franklin Low Duration Total Return Fund — Class R6	12.9%
Franklin Strategic Income Fund — Class R6	10.5%
Franklin Income Fund — Class R6	3.9%
Hedge Strategy	-1.0%
Short-Term Investments & Other Net Assets	5.7%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

The breakdown may not match the Statement of Investments (SOI).

U.S.-centric equity focus aided returns, particularly due to the Brexit, which negatively impacted European stocks.

Within the Fund’s underlying equity holdings, the rising dividend strategy and the equity portion of the income strategy posted strong total returns for the six-month period. Both strategies benefited from being notably underweighted in financials, a sector that bore the brunt of the market sell-off. Energy and materials holdings boosted relative returns as both sectors rebounded from multi-year lows seen in the first half of 2016.

Semiannual Report	FVA-3

FRANKLIN VOLSMART ALLOCATION VIP FUND

Conversely, equity security selection in the consumer discretionary sector weighed on relative performance.

We believe we were effectively positioned for continued market volatility as the Fund’s equity allocation remained tilted toward U.S.-centric, value-oriented, dividend-paying securities.

Fixed Income

Although investors were generally focused on the timing of a potential U.S. interest rate increase, the events surrounding Brexit near period-end led the 10-year U.S. Treasury yield substantially lower by period-end. Consequently, this flight to perceived safety benefited performance for the low duration and strategic income strategies. The fixed income strategies held significant positions in high yield bonds, which fared well over much of the review period as investors searched for yield amid negative interest rates for many developed market government bonds. Conversely, both fixed income strategies were substantially underweighted in U.S. Treasuries, so they did not fully participate in the U.S. government bond rally.

Hedging

The six-month review period was bookended by two periods of heightened volatility and market declines. During both periods, the portfolio benefited from hedging designed to provide protection and reign in volatility during periods of market drawdown.

Hedges contributed to relative performance when global equities sold off through the first month and a half of 2016 as ongoing global growth concerns, falling commodity prices and worries about the health of banks, particularly in Europe, weighed on investor sentiment. In addition to hedging, the Fund’s cash positioning prior to Brexit provided stability when market turmoil hit near period-end, and it allowed the Fund to add to equity and fixed income exposures at what we viewed as favorable levels.

Overall, hedges weighed on relative results for the six-month period as an increased risk environment emerged between mid-

Portfolio Strategy Holdings*
6/30/16
% of Total Net Assets
Franklin Rising Dividends Strategy	50.4%
Franklin Low Duration Total Return Fund	12.9%
Franklin DynaTech Fund	11.9%
Franklin Strategic Income Fund	10.5%
Franklin Income Fund	9.6%
Hedge Strategy	-1.0%
Short-Term Investments & Other Net Assets	5.7%

*The breakdown may not match the SOI.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI.

February and late-June. However, hedging strategies performed as we expected, enabling the Fund to remain invested in long positions without having to sell equity or fixed income holdings at inopportune prices. The hedges also proved timely and effective in cushioning Fund returns and managing drawdowns during difficult market conditions.

Thank you for your participation in Franklin VolSmart Allocation VIP Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FVA-4	Semiannual Report

FRANKLIN VOLSMART ALLOCATION VIP FUND

Class 5 Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 5	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16–6/30/16	Expenses Paid During Period** 1/1/16–6/30/16
Actual	$1,000	$1,023.30	$3.12	$4.18
Hypothetical (5% return before expenses)	$1,000	$1,021.78	$3.12	$4.17

*Expenses are calculated using the most recent six-month annualized expense ratio excluding expenses of the underlying funds, net of expense waivers, for the Fund’s Class 5 shares (0.62%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month annualized expense ratio including expenses of the underlying funds, net of expense waivers, for the Fund’s Class 5 shares (0.83%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Semiannual Report	FVA-5

SUPPLEMENT DATED MAY 13, 2016

TO THE PROSPECTUSES DATED MAY 1, 2016

OF

FRANKLIN VOLSMART ALLOCATION VIP FUND

(A series of Franklin Templeton Variable Insurance Products Trust)

The Prospectus is amended as follows:

The Board of Trustees of Franklin Templeton Variable Insurance Products Trust (the “Trust”) recently approved certain changes to the investment strategies of the Franklin VolSmart Allocation VIP Fund (the “Fund”), a series of the Trust, to be effective in July 2016. The changes generally involve: (a) revising the Fund’s investment strategy to focus on asset categories (i.e., the Fund’s assets will be allocated among the following asset categories: equity (50-70%), fixed income (13-33%), multi-asset (5-15%) and cash (2-13%), rather than among specific underlying funds); (b) expanding the number of underlying Franklin Templeton funds available for investment by the Fund; (c) expanding the Fund’s ability to diversify its assets by entering into total return swaps on additional volatility indices; and (d) increasing the percentage of the Fund’s assets that may be invested in exchange traded funds (“ETFs”) from 5% to 15%.

In light of these anticipated changes, the Fund will have increased exposure to the risks of investing in ETFs. These risks include, but are not limited to: (a) the ability of the Fund to achieve its investment goal is directly related to, in part, the ability of the underlying ETFs to meet their investment goal; (b) shareholders of the Fund will indirectly bear the fees and expenses (including management and advisory fees and other expenses) of the underlying ETFs; (c) the Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs; and (d) an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.

An amended prospectus will be available and distributed to shareholders in July 2016.

Please keep this supplement with your prospectus for future reference.

FVA-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL HIGHLIGHTS

Financial Highlights

Franklin VolSmart Allocation VIP Fund

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015	2014	2013[a]
Class 2
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.68	$10.20	$10.07	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.08	0.10	0.11	0.09

Net realized and unrealized gains (losses)	0.14	(0.42)	0.25	0.17

Total from investment operations	0.22	(0.32)	0.36	0.26

Less distributions from:

Net investment income and net foreign currency gains	(—)[e]	(0.05)	(0.23)	(0.19)

Net realized gains	(0.02)	(0.15)	(—)[e]	—

Total distributions	(0.02)	(0.20)	(0.23)	(0.19)

Net asset value, end of period	$9.88	$9.68	$10.20	$10.07

Total return[f]	2.12%	(3.12)%	3.60%	2.56%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.19%	1.77%	1.97%	2.97%

Expenses net of waiver and payments by affiliates[h]	0.72% [i]	0.93%	1.08% [i]	1.08% [i]

Net investment income[d]	1.62%	1.30%	1.07%	1.21%

Supplemental data

Net assets, end of period (000’s)	$3,851	$8,703	$10,201	$10,065

Portfolio turnover rate	0.76%	95.15%	22.04%	8.12%

aFor the period April 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.21% for the period ended June 30, 2016.

iBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	FVA-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin VolSmart Allocation VIP Fund (continued)

	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
		2015	2014	2013[a]
Class 5
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$9.67	$10.20	$10.07	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.08	0.16	0.13	0.10

Net realized and unrealized gains (losses)	0.15	(0.47)	0.25	0.17

Total from investment operations	0.23	(0.31)	0.38	0.27

Less distributions from:

Net investment income and net foreign currency gains	(—)[e]	(0.07)	(0.25)	(0.20)

Net realized gains	(0.02)	(0.15)	(—)[e]	—

Total distributions	(0.02)	(0.22)	(0.25)	(0.20)

Net asset value, end of period	$9.88	$9.67	$10.20	$10.07

Total return[f]	2.33%	(3.10)%	3.75%	2.68%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.09%	1.66%	1.82%	2.82%

Expenses net of waiver and payments by affiliates[h]	0.62% [i]	0.82%	0.93% [i]	0.93% [i]

Net investment income[d]	1.72%	1.41%	1.22%	1.36%

Supplemental data

Net assets, end of period (000’s)	$82,175	$54,816	$10,201	$10,065

Portfolio turnover rate	0.76%	95.15%	22.04%	8.12%

aFor the period April 1, 2013 (commencement of operations) to December 31, 2013.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

gRatios are annualized for periods less than one year.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.21% for the period ended June 30, 2016.

i Benefit of expense reduction rounds to less than 0.01%.

FVA-8	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, June 30, 2016 (unaudited)

Franklin VolSmart Allocation VIP Fund

	Shares	Value
Common Stocks 50.4%
Automobiles & Components 1.3%
Johnson Controls Inc.	25,600	$1,133,056

Capital Goods 9.6%
Carlisle Cos. Inc.	4,160	439,629
Donaldson Co. Inc.	9,030	310,271
Dover Corp.	13,830	958,696
General Dynamics Corp.	5,650	786,706
Honeywell International Inc.	11,810	1,373,739
Pentair PLC (United Kingdom)	18,280	1,065,541
Roper Technologies Inc.	9,280	1,582,797
United Technologies Corp.	11,630	1,192,656
W.W. Grainger Inc.	2,350	534,037

		8,244,072

Commercial & Professional Services 0.9%
Cintas Corp.	4,160	408,221
Matthews International Corp., A	6,570	365,555

		773,776

Consumer Durables & Apparel 1.0%
Leggett & Platt Inc.	3,490	178,374
NIKE Inc., B	11,650	643,080

		821,454

Consumer Services 1.2%
McDonald’s Corp.	5,380	647,429
Yum! Brands Inc.	4,300	356,556

		1,003,985

Diversified Financials 0.1%
State Street Corp.	2,350	126,712

Energy 4.0%
Chevron Corp.	6,790	711,796
EOG Resources Inc.	2,630	219,395
Exxon Mobil Corp.	8,430	790,228
Occidental Petroleum Corp.	9,610	726,132
Schlumberger Ltd.	12,720	1,005,898

		3,453,449

Food & Staples Retailing 2.4%
CVS Health Corp.	6,750	646,245
Wal-Mart Stores Inc.	9,490	692,960
Walgreens Boots Alliance Inc.	8,980	747,764

		2,086,969

Food, Beverage & Tobacco 3.6%
Archer-Daniels-Midland Co.	20,980	899,832
Bunge Ltd.	12,540	741,741
McCormick & Co. Inc.	5,550	592,019
PepsiCo Inc.	8,250	874,005

		3,107,597

Semiannual Report	FVA-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services 6.4%
Abbott Laboratories	14,360	$564,492
Becton, Dickinson and Co.	7,950	1,348,240
DENTSPLY SIRONA Inc.	4,480	277,939
Medtronic PLC	15,690	1,361,421
Stryker Corp.	11,330	1,357,674
West Pharmaceutical Services Inc.	7,560	573,653

		5,483,419

Household & Personal Products 1.9%
Colgate-Palmolive Co.	9,810	718,092
The Procter & Gamble Co.	10,580	895,809

		1,613,901

Insurance 0.8%
Aflac Inc.	4,020	290,083
Chubb Ltd.	1,081	141,298
Erie Indemnity Co., A	2,620	260,271

		691,652

Materials 5.7%
Air Products and Chemicals Inc.	9,190	1,305,348
Albemarle Corp.	17,890	1,418,856
Bemis Co. Inc.	4,050	208,534
Ecolab Inc.	4,260	505,236
Nucor Corp.	4,630	228,768
Praxair Inc.	11,190	1,257,644

		4,924,386

Media 0.5%
John Wiley & Sons Inc., A	8,870	462,837

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
AbbVie Inc.	7,140	442,037
Johnson & Johnson	10,040	1,217,852
Perrigo Co. PLC	4,940	447,910
Pfizer Inc.	8,210	289,074
Roche Holding AG, ADR (Switzerland)	5,200	171,340

		2,568,213

Retailing 2.4%
The Gap Inc.	13,320	282,650
Ross Stores Inc.	13,290	753,410
Target Corp.	10,140	707,975
Tiffany & Co.	4,580	277,731

		2,021,766

Semiconductors & Semiconductor Equipment 2.0%
Linear Technology Corp.	12,470	580,229
QUALCOMM Inc.	6,180	331,063
Texas Instruments Inc.	13,480	844,522

		1,755,814

FVA-10	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

		Shares	Value
	Common Stocks (continued)
	Software & Services 2.9%
	Accenture PLC, A	9,360	$1,060,394
	Microsoft Corp.	28,380	1,452,205

			2,512,599

	Transportation 0.7%
	United Parcel Service Inc., B	5,660	609,695

	Total Common Stocks (Cost $40,747,415)		43,395,352

	Investments in Underlying Funds 44.9%
	Domestic Equity 11.9%
a,b	Franklin DynaTech Fund, Class R6	210,653	10,197,735

	Domestic Fixed Income 23.4%
b	Franklin Low Duration Total Return Fund, Class R6	1,126,297	11,127,814
b	Franklin Strategic Income Fund, Class R6	959,457	9,028,491

			20,156,305

	Domestic Hybrid 9.6%
b	Franklin Income Fund, Class R6	3,804,823	8,256,466

	Total Investments in Underlying Funds (Cost $38,780,681)		38,610,506

	Total Investments before Short Term Investments (Cost $79,528,096)		82,005,858

	Short Term Investments (Cost $3,654,059) 4.3%
	Money Market Funds 4.3%
a,b	Institutional Fiduciary Trust Money Market Portfolio	3,654,059	3,654,059

	Total Investments (Cost $83,182,155) 99.6%		85,659,917
	Other Assets, less Liabilities 0.4%		366,591

	Net Assets 100.0%		$86,026,508

aNon-income producing.

bSee Note 3(e) regarding investments in FT Underlying Funds.

Semiannual Report	FVA-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

At June 30, 2016, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Equity Contracts
E-mini S&P 500	Short	268	$28,008,680	9/16/16	$—	$(1,362,925)

At June 30, 2016, the Fund had the following total return swap contracts outstanding. See Note 1(c).

Total Return Swap Contracts
Underlying Instrument	Financing Rate	Counterparty	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1)[a]	0.25%	BZWS	$16,000,000	5/25/17	$—	$(889,804)

aRepresents an index comprised of a basket of underlying VIX futures with various maturity dates. The notional amount of the swap is allocated based on predefined triggers at the close of market each business day. Additional information regarding the underlying instruments and their respective values and fees are as follows:

Underlying Instruments	Notional Value[b]	Unrealized Appreciation	Unrealized Depreciation
CBOE VIX Future Oct16	$361,600	$—	$(339,600)
CBOE VIX Future Nov16	667,200	—	(450,360)
CBOE VIX Future Dec16	667,200	—	(400,320)
CBOE VIX Future Jan17	305,600	—	(168,080)
Uninvested Notional	13,998,400	468,556[c]	—

Total Index	$16,000,000	$468,556	$(1,358,360)

Net unrealized appreciation (depreciation)			$(889,804)

bNotional value represents the market value of each underlying instrument which is calculated based on the swap contract’s original notional value of $16,000,000, allocated to each underlying instrument on a pro-rata basis.

cIncludes financing fees and accumulated unrealized appreciation (depreciation) on invested futures that closed during the month but were not settled at period end. Settlement occurs on a monthly basis.

See Abbreviations on page FVA-24.

FVA-12	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Financial Statements

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

Franklin VolSmart Allocation VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$40,747,415
Cost - Non-controlled affiliates (Note 3e)	42,434,740

Total cost of investments	$83,182,155

Value - Unaffiliated issuers	$43,395,352
Value - Non-controlled affiliates (Note 3e)	42,264,565

Total value of investments	85,659,917
Receivables:
Capital shares sold	551,098
Dividends	50,707
Due from brokers	1,125,600
Other assets	31

Total assets	87,387,353

Liabilities:
Payables:
Capital shares redeemed	47,319
Management fees	24,085
Distribution fees	21,122
Variation margin	347,804
Unrealized depreciation on OTC swap contracts	889,804
Accrued expenses and other liabilities	30,711

Total liabilities	1,360,845

Net assets, at value	$86,026,508

Net assets consist of:
Paid-in capital	$85,852,674
Undistributed net investment income	614,662
Net unrealized appreciation (depreciation)	225,033
Accumulated net realized gain (loss)	(665,861)

Net assets, at value	$86,026,508

Class 2:
Net assets, at value	$3,851,009

Shares outstanding	389,670

Net asset value and maximum offering price per share	$9.88

Class 5:
Net assets, at value	$82,175,499

Shares outstanding	8,321,007

Net asset value and maximum offering price per share	$9.88

The accompanying notes are an integral part of these financial statements. | Semiannual Report	FVA-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended June 30, 2016 (unaudited)

Franklin VolSmart Allocation VIP Fund
Investment income:
Dividends:
Unaffiliated issuers	$396,072
Non-controlled affiliates (Note 3e)	446,342

Total investment income	842,414

Expenses:
Management fees (Note 3a)	286,687
Distribution fees: (Note 3c)
Class 2	8,208
Class 5	48,934
Custodian fees (Note 4)	178
Reports to shareholders	7,070
Registration and filing fees	121
Professional fees	37,524
Trustees’ fees and expenses	26
Other	5,533

Total expenses	394,281
Expense reductions (Note 4)	(27)
Expenses waived/paid by affiliates (Note 3e and 3f)	(166,782)

Net expenses	227,472

Net investment income	614,942

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	12,888
Futures contracts	(190,534)
Swap contracts	(235,850)

Net realized gain (loss)	(413,496)

Net change in unrealized appreciation (depreciation) on:
Investments	3,438,150
Futures contracts	(1,333,553)
Swap contracts	(745,347)

Net change in unrealized appreciation (depreciation)	1,359,250

Net realized and unrealized gain (loss)	945,754

Net increase (decrease) in net assets resulting from operations	$1,560,696

FVA-14	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin VolSmart Allocation VIP Fund
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income	$614,942	$454,836
Net realized gain (loss)	(413,496)	519,512
Net change in unrealized appreciation (depreciation)	1,359,250	(1,827,553)

Net increase (decrease) in net assets resulting from operations	1,560,696	(853,205)

Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class 2	(294)	(44,460)
Class 5	(4,668)	(238,720)
Net realized gains:
Class 2	(7,355)	(133,455)
Class 5	(116,711)	(815,447)

Total distributions to shareholders	(129,028)	(1,232,082)

Capital share transactions: (Note 2)
Class 2	(4,982,734)	(1,003,000)
Class 5	26,058,291	46,206,241

Total capital share transactions	21,075,557	45,203,241

Net increase (decrease) in net assets	22,507,226	43,117,954
Net assets:
Beginning of period	63,519,283	20,401,329

End of period	$86,026,508	$63,519,283

Undistributed net investment income included in net assets:
End of period	$614,662	$4,682

The accompanying notes are an integral part of these financial statements. | Semiannual Report	FVA-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Notes to Financial Statements (unaudited)

Franklin VolSmart Allocation VIP Fund

1. Organization and Significant Accounting Policies

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of nineteen separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin VolSmart Allocation VIP Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund invests in affiliated funds managed by Franklin Templeton (FT Underlying). Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2016, 95.4% of the Fund’s shares were held through one insurance company. Investment activities of these insurance company separate accounts could have a material impact on the Fund. The Fund offers two classes of shares: Class 2 and Class 5. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the

FVA-16	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit

Semiannual Report	FVA-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

1. Organization and Significant Accounting Policies (continued)

d. Income and Deferred Taxes (continued)

risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At June 30, 2016, the Fund had OTC derivatives in a net liability position for such contracts of $889,804.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

See Note 7 regarding other derivative information.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be

FVA-18	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions are recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Fund indirectly bears its proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Fund will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report	FVA-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

2. Shares of Beneficial Interest

At June 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount

Class 2 Shares:
Shares redeemed	(509,017)	$(4,982,734)	(101,313)	$(1,003,000)

Class 5 Shares:
Shares sold	3,031,657	$29,740,415	5,758,678	$57,072,466
Shares issued in reinvestment of distributions	12,102	121,380	105,163	1,023,367
Shares redeemed	(390,117)	(3,803,504)	(1,196,476)	(11,889,592)

Net increase (decrease)	2,653,642	$26,058,291	4,667,365	$46,206,241

3. Transactions With Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and trustees of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, Advisory Services and K2 Advisors, affiliates of Advisers, provide subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class 5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

FVA-20	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Investments in FT Underlying Funds

The Fund invests in FT Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Fund does not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the FT Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the FT Underlying Funds.

Investments in FT Underlying Funds for the period ended June 30, 2016, were as follows

FT Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	% of FT Underlying Fund Shares Outstanding Held at End of Period
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6	177,994	32,659	—	210,653	$10,197,735	$—	$—	0.3%
Franklin Income Fund, Class R6	3,330,823	474,000	—	3,804,823	8,256,466	218,501	—	—%	[a]
Franklin Low Duration Total Return Fund, Class R6	881,451	244,846	—	1,126,297	11,127,814	62,388	—	0.4%
Franklin Strategic Income Fund, Class R6	796,192	163,265	—	959,457	9,028,491	165,453	—	0.1%
Institutional Fiduciary Trust Money Market Portfolio	1,582,659	24,602,187	(22,530,787)	3,654,059	3,654,059	—	—	—%	[a]

Total					$42,264,565	$446,342	$—

aRounds to less than 0.1%.

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 25, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2016, the custodian fees were reduced as noted in the Statement of Operations.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

5. Income Taxes

At June 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$83,480,740

Unrealized appreciation	$3,540,340
Unrealized depreciation	(1,361,163)

Net unrealized appreciation (depreciation)	$2,179,177

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, swaps, investments in the MVGAF Holdings Corp. and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2016, aggregated $18,234,162 and $517,573, respectively.

7. Other Derivative Information

At June 30, 2016, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Variation margin	$—	Variation margin	$1,362,925	[a]
	Unrealized appreciation on OTC swap contracts	—	Unrealized depreciation on OTC swap contracts	889,804

Totals		$—		$2,252,729

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended June 30, 2016, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Equity contracts	Futures contracts	$(190,534)	Futures contracts	$(1,333,553)
	Swap contracts	(235,850)	Swap contracts	(745,347)

Totals		$(426,384)		$(2,078,900)

For the period ended June, 30 2016, the average month end fair value of derivatives represented 0.9% of average month end net assets. The average month end number of open derivative contracts for the period was 8.

See Note 1(c) regarding derivative financial instruments.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2016, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a]	$43,395,352	$—	$—	$43,395,352
Investments in Underlying Funds[a]	38,610,506	—	—	38,610,506
Short Term Investments	3,654,059	—	—	3,654,059

Total Investments in Securities	$85,659,917	$—	$—	$85,659,917

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,362,925	$—	$—	$1,362,925
Swap Contracts	—	889,804	—	889,804

Total Other Financial Instruments	$1,362,925	$889,804	$—	$2,252,729

aFor detailed categories, see the accompanying Statement of Investments.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Selected Portfolio

BZWS	Barclays Bank PLC	ADR	American Depositary Receipt

		VIX	Market Volatility Index

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Index Descriptions

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges.

For Russell Indexes: Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

See www.franklintempletondatasources.com for additional data provider information.

Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

Barclays U.S. Government Index: Intermediate Component is the intermediate component of the Barclays U.S. Government Index, which includes public obligations of the U.S. Treasury with at least one year to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

Bloomberg Commodity Index comprises exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity.

Citigroup World Government Bond Index is a market capitalization-weighted index consisting of investment-grade world government bond markets.

Consumer Price Index (CPI) is a commonly used measure of the inflation rate.

Credit Suisse (CS) High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market.

FTSE® EPRA®/NAREIT® Developed Index is a free float-adjusted index designed to measure the performance of publicly traded real estate securities in the North American, European and Asian real estate markets.

J.P. Morgan (JPM) Global Government Bond Index (GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally.

Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the six-month period ended 6/30/16, there were 313 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities. For the six-month period ended 6/30/16, there were 72 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper General U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper General U.S. Government Funds invest primarily in U.S. government and agency issues. For the six-month period ended 6/30/16, there were 55 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP High Yield Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Yield Funds Classification in the Lipper VIP underlying funds universe. Lipper High Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

ended 6/30/16, there were 109 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

MSCI All Country World Index (ACWI) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

MSCI All Country World Index (ACWI) ex USA Index captures large- and mid-capitalization representation across 22 of 23 developed markets countries (excluding the U.S.) and 23 emerging markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S.

MSCI Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

MSCI Europe, Australasia, Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

Russell 1000® Growth Index is market capitalization weighted and measures performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

Russell 2500TM Index is market capitalization weighted and measures performance of the smallest companies in the Russell 3000® Index, which represent a modest amount of the Russell 3000® Index’s total market capitalization.

Russell 2500TM Value Index is market capitalization weighted and measures performance of those Russell 2500TM Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index is market capitalization weighted and measures performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Growth Index is market capitalization weighted and measures performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represent a modest amount of the Russell 1000® Index’s total market capitalization.

Standard & Poor’s® 500 Index (S&P 500®) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.

Standard & Poor’s®/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held April 12, 2016, the Board of Trustees (Board), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “non-interested Trustees” or “independent Trustees”), approved renewal of the investment management agreement and investment sub-advisory agreement, as applicable, for Franklin Volsmart Allocation VIP Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, risk control, pricing, brokerage commissions and execution, and other services provided by the Investment Manager and investment sub-adviser (Manager(s)) and their affiliates, as well as marketing support payments made to financial intermediaries. Information furnished specifically in connection with the renewal process included reports for the Fund prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Broadridge reports, which utilize data from Lipper, Inc. (Lipper), compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Managers and their affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the FTI organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Managers. The Board also received a report on all marketing support payments made by FTI to financial intermediaries during the past year, as well as a memorandum relating to third-party servicing arrangements in response to a Guidance Update from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements and investment sub-advisory agreements, as applicable, for the Fund was considered at the same Board meeting, the Board dealt with the Fund separately. In approving continuance of the investment management agreement and investment sub-advisory agreement, as applicable, for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement and investment sub-advisory agreement, as applicable, was in the best interests of such Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Managers and their affiliates to the Fund and their shareholders, except as noted later with respect to investment performance and expenses. The Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. Favorable consideration was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address cybersecurity threats. Additionally, the Board noted the Managers’ continued attention to pricing and valuation issues, particularly with respect to complex securities. Among other factors taken into account by the Board was the Managers’ best execution trading policies, including a favorable report by an independent portfolio trading analytical firm that also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION

funds he or she managed and that a portion of such bonus was required to be invested in a pre-designated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and steps taken by FTI to enhance analytical support to the investment management groups and provide additional oversight of liquidity risk and complex securities. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Managers’ parent company and its commitment to the mutual fund business as evidenced by its continued introduction of new funds and reassessment of the fund offerings in response to the market environment.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Broadridge reports furnished for the agreement renewals the Fund. The Broadridge reports prepared for the Fund showed the investment performance of Class 2 shares in comparison to a performance universe selected by Lipper. Comparative performance for the Fund was shown for the one-year period ended January 31, 2016, and previous periods ended that date of up to 10 years unless otherwise noted. Performance was shown on a total return basis for the Fund. In certain cases, income return was indicated as well.

The performance universe for this Fund consisted of the Fund and all flexible portfolio funds underlying variable insurance products as selected by Lipper. The Fund has been in existence for less than three years and the Broadridge report showed its total return for the one-year period to be in the second-lowest performing quintile of such performance universe. The Board was found the Fund’s performance as shown in the Broadridge report to be acceptable, given its short period of existence.

COMPARATIVE EXPENSES. Consideration was given to information contained in the Broadridge reports furnished for the Fund, which compared its management fee and total expense ratio with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from the Fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee rate in comparison with the contractual investment management fee rate that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges at the fund level as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for the same class of shares for all funds within a particular Lipper expense group.

The contractual investment management fee rate for the Franklin Volsmart Allocation VIP Fund was also below the median of its Lipper expense group, while its actual total expense ratio was above the median. The Board found that the investment management fees charged under the investment management agreement and sub-advisory agreements on behalf of Franklin VolSmart Allocation VIP Fund are based on services that are in addition to, rather than duplicative of, services provided pursuant to the investment management contract for an underlying fund in which the Fund may invest. The Board found the comparative expenses of Franklin VolSmart Allocation VIP Fund as shown in the Broadridge reports to be acceptable, noting that the Fund had a fee waiver in place.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Managers and their affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to the Fund during the 12-month period ended September 30, 2015, being the most recent fiscal year-end for Franklin Resources, Inc., the Managers’ parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION

results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Managers and their affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving services provided the Fund, as well as the need to implement systems to meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Managers’ parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Managers and their affiliates might derive ancillary benefits from Fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, increased leverage with the service providers and counterparties, allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Managers and their affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in a Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The Board noted that the Franklin Volsmart Allocation VIP Fund does not have breakpoints but, because it is relatively new, the Board believed that it is not yet of a size to offer economies of scale.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report

Franklin Templeton

Variable Insurance Products Trust

Investment Manager

Franklin Advisers, Inc.

Subadvisors

K2/D&S Management Co., L.C.C.

Franklin Advisory Services, LLC

Fund Administrator

Franklin Templeton Services, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to:

(1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts;

(2) certain qualified plans; and (3) other mutual funds (funds of funds).

Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

©2016 Franklin Templeton Investments. All rights reserved.	VIP5 S 08/16

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant has an audit committee financial expert serving on its audit committee.
(2)	The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By	/s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer – Finance and Administration

Date August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer – Finance and Administration

Date August 25, 2016

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date August 25, 2016